Other financial assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
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Other financial assets	£ 63,243	£ 51,102
Amount of shares acquired	0	0
Permanent TSB p.l.c.
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Disposal of shares		47
VISA
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Disposal of shares	62	0
UBS Equity Funds
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Disposal of shares		35
All categories other than held for trading
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Other debt securities	33,921	28,754
Total securities	62,139	50,024
Equity shares	251	313
Loans classified as other financial assets	853	765
Other financial assets	63,243	51,102
All categories other than held for trading | UNITED KINGDOM
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Central and local government debt securities	16,852	9,330
All categories other than held for trading | UNITED STATES
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Central and local government debt securities	5,087	6,164
All categories other than held for trading | Countries other than the US and the UK
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Central and local government debt securities	6,279	5,776
Mandatory fair value through profit or loss
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Other debt securities	1	1
Total securities	1	1
Equity shares	4	2
Loans classified as other financial assets	793	700
Other financial assets	798	703
Designated at fair value
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Other debt securities	3	2
Total securities	5	5
Other financial assets	5	5
Designated at fair value | Countries other than the US and the UK
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Central and local government debt securities	2	3
Fair value through other comprehensive income
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Other debt securities	13,476	10,627
Total securities	37,536	28,323
Equity shares	247	311
Loans classified as other financial assets	60	65
Other financial assets	37,843	28,699
Fair value through other comprehensive income | UNITED KINGDOM
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Central and local government debt securities	13,281	6,441
Fair value through other comprehensive income | UNITED STATES
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Central and local government debt securities	4,587	5,517
Fair value through other comprehensive income | Countries other than the US and the UK
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Central and local government debt securities	6,192	5,738
Amortised cost
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Other debt securities	20,441	18,124
Total securities	24,597	21,695
Other financial assets	24,597	21,695
Amortised cost | UNITED KINGDOM
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Central and local government debt securities	3,571	2,889
Amortised cost | UNITED STATES
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Central and local government debt securities	500	647
Amortised cost | Countries other than the US and the UK
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Central and local government debt securities	£ 85	£ 35